Financial risk review (Tables)	12 Months Ended
Dec. 31, 2025
Financial Risk Review [Abstract]
Schedule of Carrying Amount of Financial Assets Represents the Maximum Credit Exposure	The carrying amount of financial assets represents the maximum credit exposure and at the reporting date was:

	December 31, 2025	December 31, 2024
	$	$
Cash and cash equivalents	20,144,250	29,283,942
Deposits	496,154	355,149
Other receivables	564,117	74,027
Related party receivables	-	98,133
Total	21,204,521	29,811,251

Schedule of Liquidity Risk
The table below represents the expected timing of payments on trade payables, lease and debt liabilities, excluding provisions and warrant liability. The timing and amounts of payments on the deferred consideration to BHP is based on Lifezone's base case assumptions in the table below.

	December 31, 2025	December 31, 2024
	$	$
<=30 days	3,944,793	5,018,039
30 days - 1 year	10,732,467	587,106
1 - 2 years	36,241,669	8,343,281
More than 2 years	79,831,281	54,727,518
Total	130,750,210	68,675,944

Schedule of Financial Instruments
The following table includes assets and liabilities which are denominated in GBP, TZS and AUD:

	December 31, 2025	December 31, 2024

	GBP	GBP
Cash in banks	168,532	155,089
Prepaid expenses	84,966	155,533
Trade and other payables	467,774	890,213

	AUD	AUD
Cash in banks	558,091	1,236,945
Trade receivables	824,669	1,308,303
Prepaid expenses	200,448	249,209
Trade and other payables	1,486,944	916,527

	TZS	TZS
Cash in banks	853,939,035	105,125,420

Schedule of Demonstrates the Estimated Sensitivity
The following table demonstrates the estimated sensitivity to a 10% increase (decrease) in USD against the relevant foreign currencies as a result of translating Lifezone's foreign currency denominated monetary assets and liabilities.

	December 31, 2025	December 31, 2024
	$	$
Effect on profit or loss
Change in GBP Rate
10%	28,843	72,742
-10%	(28,843)	(72,742)
Change in AUD Rate
10%	(6,440)	(116,704)
-10%	6,440	116,704
Change in TZS Rate
10%	(34,784)	(4,282)
-10%	34,784	4,282